Income Taxes (Tables)	12 Months Ended
Dec. 31, 2022
Notes to Consolidated Financial Statements [Abstract]
Summary of Provision for Income Taxes	2022 2021 Current income tax Tax expense for current year 2,314 1,033 Adjustments in respect of prior years 63 (13) Total current income tax expense 2,377 1,020 Deferred income tax Origination and reversal of temporary differences 215 (30) Adjustments in respect of prior years (41) 6 Change in recognition of tax losses and deductible temporary differences 8 (6) Impact of tax rate changes ‐ (1) Total deferred income tax expense (recovery) 182 (31) Income tax expense included in net earnings 2,559 989
Summary of Total Income Tax Expense	We operate in a specialized industry and in several tax jurisdictions; as a result, our earnings are subject to various rates of taxation. The provision for income taxes differs from the amount that would have resulted from applying the Canadian statutory income tax rates to earnings before income taxes as follows: 2022 2021 Earnings before income taxes Canada 5,707 1,884 United States 3,447 1,319 Trinidad 487 256 Australia 263 204 Other 342 505 10,246 4,168 Canadian federal and provincial statutory income tax rate (%) 27 27 Income tax at statutory rates 2,766 1,125 Adjusted for the effect of: Impact of foreign tax rates (132) (98) Non-taxable income (98) (18) Production-related deductions (51) (24) Withholding taxes 18 3 Non-deductible expenses 17 12 Other 39 (11) Income tax expense included in net earnings 2,559 989
Summary of Deferred Income Tax Assets (Liabilities)	Deferred Income Taxes Deferred Income Tax (Recovery) Deferred Income Tax (Assets) Expense Recognized Liabilities in Net Earnings 2022 2021 2022 2021 Deferred income tax assets Tax loss and other carryforwards (396) (297) (93) 75 Asset retirement obligations and accrued environmental costs (319) (354) 35 21 Lease liabilities (298) (151) (151) 47 Inventories (155) (126) (30) (90) Pension and other post-retirement benefit liabilities (151) (178) (1) (45) Long-term debt (117) (140) 21 (39) Payables and accrued charges (98) (14) (84) (14) Receivables (48) (44) (4) 6 Other assets (1) (1) ‐ 11 Deferred income tax liabilities Property, plant and equipment 4,305 3,765 545 132 Goodwill and intangible assets 347 404 (53) (64) Payables and accrued charges ‐ ‐ ‐ (72) Other liabilities 30 39 (3) 1 3,099 2,903 182 (31)
Summary of Reconciliation of Net Deferred Income Tax Liabilities	Reconciliation of net deferred income tax liabilities: 2022 2021 Balance – beginning of year 2,903 2,907 Income tax expense (recovery) recognized in net earnings 182 (31) Income tax charge recognized in other comprehensive income ("OCI") 7 30 Other 7 (3) Balance – end of year 3,099 2,903
Summary of Amounts and Expiry Dates of Unused Tax Losses and Unused Tax Credits	Amounts and expiry dates of unused tax losses and unused tax credits as at December 31, 2022, were: Amount Expiry Date Unused federal operating losses 1,508 2026 – Indefinite Unused federal capital losses 562 Indefinite The unused tax losses and credits with no expiry dates can be carried forward indefinitely.